Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Non-employee members of Board Of Directors | Restricted stock
Stock-based Compensation
Summary of information related to the Units/shares or awards

	Restricted Stock Awards	Weighted Average Grant Date Fair Value per Share
Unvested at January 1, 2013	—	—
Granted	27	$15.05
Forfeited	—	—
Vested	—	—

Unvested at December 31, 2013	27	$15.05

Management incentive plan | Management units | Management
Stock-based Compensation
Summary of information related to the Units/shares or awards

	JEH Units	Weighted Average Grant Date Fair Value per Share
Unvested at January 1, 2013	710,767	$3.62
Granted	911,654	$15.00
Forfeited	(167,239)	$3.62
Vested	(998,032)	$9.96

Unvested at December 31, 2013	457,150	$12.46